Employee Stock Incentive Plans - Schedule of general terms of grants under stock option plans and restricted stock unit option plans (Detail) - Employee stock option plans and restricted stock unit option [member]
	12 Months Ended
	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2020 shares ₨ / shares	Mar. 31, 2019 shares ₨ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | shares	78,199	4,721,388	0	78,199	4,721,388	0
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	15,831,948	15,594,190	17,607,463	15,831,948	15,594,190	17,607,463
Weighted average remaining life (Months)	18 months	23 months	24 months
Weighted average exercise price | ₨ / shares	₨ 2	₨ 2	₨ 2
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	10,822,476	7,854,540	14,446,790	10,822,476	7,854,540	14,446,790
Weighted average remaining life (Months)	19 months	23 months	26 months
Weighted average exercise price | $ / shares				$ 0.03	$ 0.03	$ 0.03